Goodwill and Other Purchased Intangible Assets Goodwill (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Change in Carrying Amount of Goodwill
There were no changes in the carrying amounts of goodwill during 2013 and 2012.

($ in millions)	Ingalls	Newport News	Total
Balance as of January 1, 2012	$175	$706	$881
Balance as of December 31, 2012	175	706	881
Balance as of December 31, 2013	$175	$706	$881

Purchased Intangible Assets
The following table summarizes the Company's aggregate purchased intangible assets, all of which are program related intangible assets.

	December 31
($ in millions)	2013	2012
Gross carrying amount	$939	$939
Accumulated amortization	(411)	(391)
Net carrying amount	$528	$548